Long-Term Investments - Schedule of Equity-method Investments (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Equity Method Investments [Line Items]
Equity investments, Carrying value		$ 49
ST-Ericsson SA [Member]
Schedule Of Equity Method Investments [Line Items]
Equity investments, Carrying value		$ 49
Equity investments, Ownership percentage	0.00%	50.00%